Note 3 - Fair Value Measurements (Details Textual) - EBP 90-1026709 002 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Investment, Level 3 Reconciliation, Increase (Decrease) from Transfer into or Out of Level 3	$ 0
EBP, Employer, Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Common Collective Trust [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]